--------------------------------------------------------------------------------

                     Dimensional Emerging Markets Fund Inc.

                                  Semi-Annual
                                     Report

                         Six Months Ended May 31, 1997
                                  (Unaudited)

                 ---------------------------------------------

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
Schedule of Investments..............................................................................................        1-5
Statement of Assets and Liabilities..................................................................................          6
Statement of Operations..............................................................................................          7
Statements of Changes in Net Assets..................................................................................          8
Financial Highlights.................................................................................................          9
Notes to Financial Statements........................................................................................      10-11
Description of the Fund's Dividend Reinvestment Plan.................................................................         12

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
BRAZIL -- (16.0%)
PREFERRED STOCKS -- (9.6%)
 Aracruz Celulose SA Series B..........................     1,265,999  $  2,578,602
 Banco Bradesco SA.....................................   155,246,374     1,235,821
 *Banco do Brasil SA...................................    56,145,862       496,253
 Banco Itau SA.........................................     3,312,000     1,701,953
 Brasmotor SA..........................................     2,015,570       451,964
 COFAP (Cia Fabricadora De Pecas)......................        14,250       146,454
 Cervejaria Brahma.....................................     4,049,480     2,939,779
 Duratex SA............................................     4,510,000       231,715
 Ericsson Telecomunicacoes SA..........................    20,194,770     1,132,100
 IKPC Industrias Klabin de Papel e Celulose SA.........       418,531       398,862
 Investimentos Itau SA.................................     1,088,000       833,561
 *Lojas Americanas SA..................................     4,324,460        54,546
 Multibras Eletrodomesticos SA.........................       427,145       435,007
 *Paranapanema SA......................................     9,588,000        80,624
 Sadia Concordia SA....................................       308,282       296,674
 Siderurgica Belgo-Mineira.............................     2,181,754       148,807
 Telecomunicacoes Brasileiras SA.......................     1,889,166       260,702
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....        41,925       454,391
 Vale do Rio Doce......................................       239,144     5,284,271
 *Vale do Rio Doce Series B............................       239,144             0
 White Martins SA......................................       286,687       932,141
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $8,477,695)....................................                  20,094,227
                                                                       ------------
COMMON STOCKS -- (6.4%)
 *Banco do Estado de Sao Paulo SA......................     6,300,000        80,052
 *Banco do Estado de Sao Paulo SA......................    14,980,000       195,805
 Embraco SA............................................       342,000       137,401
 *Lojas Americanas SA..................................     6,762,000        88,324
 *Mannesmann SA........................................       378,000        50,857
 Souza Cruz Industria e Comercio.......................       180,016     1,675,193
 Telecomunicacoes Brasileiras SA.......................    82,869,000    10,800,146
 VSMA (Cia Vidraria Santa Marina)......................       121,000       339,157
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,449,163)....................................                  13,366,935
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banco do Brasil SA Warrants Series A 06/30/01........    11,229,172        20,354
 *Banco do Brasil SA Warrants Series B 06/30/06........    16,843,758        25,495
 *Banco do Brasil SA Warrants Series C 06/30/11........    28,072,931        39,344
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      85,193
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $11,926,858)...................................                  33,546,355
                                                                       ------------
TURKEY -- (11.8%)
COMMON STOCKS -- (11.7%)
 Akbank................................................    15,735,000     1,421,737
 *Akbank Issue 96......................................    27,972,109     2,527,421

                                                            SHARES           VALUE+
                                                         ------------  ------------

 Akcansa Cimento Sanayi ve Ticaret SA..................     1,930,935  $    263,415
 *Aksa.................................................     3,707,809       302,174
 *Aksa Issue 97........................................       741,561        55,968
 Alarko Holding........................................       996,171       114,717
 Arcelik A.S...........................................    12,518,295     1,397,230
 Aygaz.................................................     3,104,640       594,042
 Bekoteknik Sanayi A.S.................................     1,999,920       248,024
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     1,323,000       468,783
 *CIMSA A.S. (Cimento Sanayi ve Ticaret)...............     1,560,000       196,230
 Cimentas A.S..........................................       674,072        88,373
 Cukurova Elektrik A.S.................................       559,000       812,097
 Dogan Sirketler Grubu Holdings A.S....................     8,305,500       179,518
 Doktas................................................       480,000        66,331
 EGE Biracilik ve Malt Sanayii A.S.....................     2,396,439       628,363
 *Eczacibasi Ilac......................................     3,781,620       176,874
 Erciyas Biracilik.....................................     3,970,560       289,822
 Eregli Demir ve Celik Fabrikalari Turk A.S............     7,837,500     1,055,294
 Good Year Lastikleri A.S..............................       661,500       232,048
 *Guney Biracilik......................................       837,375        40,946
 Hurriyet Gazette......................................     2,194,000       121,276
 *Izmir Demir Celik....................................     9,222,807       106,208
 Koc Holding A.S.......................................     6,212,843     1,320,851
 *Migros Turk A.S......................................     1,048,950       698,755
 *Netas Northern Electric Telekomunikasyon A.S.........     1,292,000       434,909
 Otosan Otomobil A.S...................................     1,644,000       908,738
 Tat Konserve..........................................     1,499,999       116,930
 Tofas Turk Otomobil Fabrikasi A.S.....................     9,332,750       476,194
 Trakya Cam Sanayii A.S................................     9,692,296       377,774
 Turcas Petrolculuk A.S................................     2,233,081       121,853
 Turk Demir Dokum......................................     4,649,972       214,193
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............     1,260,000       109,383
 Turk Sise Cam.........................................     6,957,418       714,921
 Turkiye Garanti Bankasi A.S...........................    20,000,431       807,898
 *Turkiye Garanti Bankasi A.S. Issue 97................    24,444,967       851,192
 Turkiye Is Bankasi A.S. Series C......................    10,840,000     3,495,287
 USAS (Ucak Servisi A.S.)..............................        50,000        99,213
 Yapi ve Kredi Bankasi A.S.............................    49,496,546     1,175,065
 *Yapi ve Kredi Bankasi A.S. Issue 97..................    65,830,405     1,282,925
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,197,870)...................................                  24,592,972
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Aksa Rights 06/13/97.................................     3,707,809       137,949
 *Tat Konserve Rights 06/28/97.........................       999,999        70,867
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     208,816
                                                                       ------------
TOTAL -- TURKEY
  (Cost $14,197,870)...................................                  24,801,788
                                                                       ------------

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
CHILE -- (11.5%)
COMMON STOCKS -- (10.8%)
 Banco de Credito e Inversiones SA Series A............        53,304  $    365,924
 Banmedica SA..........................................       347,000       136,712
 CAP SA (Compania de Aceros del Pacifico)..............       100,000       319,962
 COPEC (Cia de Petroleos de Chile).....................       757,488     3,454,637
 CTI Cia Tecno Industrial SA...........................     4,900,000       140,518
 Cervecerias Unidas SA.................................       143,000       653,880
 Chilectra Generacion SA...............................     2,346,000       927,085
 Chilectra SA..........................................       225,611     1,535,318
 Cia de Consumidores de Gas de Santiago SA.............       103,000       423,018
 Compania de Sud Americana de Vapores SA...............       410,000       264,327
 Compania de Telecomunicaciones de Chile SA Series A...       200,000     1,638,013
 Compania de Telecomunicaciones de Chile SA Series B...       352,166     2,320,865
 Compania Manufacturera de Papeles y Cartones SA.......       117,150     1,376,261
 Empresa Nacional de Electricidad SA...................     4,536,900     3,304,094
 Empresa Nacional de Telecomunicaciones SA.............        49,000       372,063
 Enersis SA............................................     3,895,960     2,641,960
 Forestal Terranova SA.................................       147,795       153,508
 Industrias Forestales Inforsa SA......................     1,057,365       172,971
 Invercap SA...........................................       100,000        81,184
 Laboratorio Chile SA..................................       271,069       335,924
 Madeco Manufacturera de Cobre SA......................       231,227       604,569
 Maderas y Sinteticos SA...............................       357,062       185,863
 Minera Mantos Blancos SA..............................       102,255       249,045
 Sociedad Industrial Pizarreno SA......................        63,000       130,122
 Sociedad Quimica y Minera de Chile SA Series A........        36,000       196,848
 Sociedad Quimica y Minera de Chile SA Series B........        77,090       483,193
 Vina de Concha y Toro SA..............................       350,000       225,645
 Vina Sta Carolina SA Series A.........................       163,489       109,305
 Vina Sta Carolina SA Series B.........................        41,411        28,676
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,709,780)...................................                  22,831,490
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.7%)
 *Chilean Pesos (Cost $1,411,789)......................                   1,389,672
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Maderas y Sinteticos SA Rights 06/24/97 (Cost $0)....        63,143             0
                                                                       ------------
TOTAL -- CHILE
  (Cost $15,121,569)...................................                  24,221,162
                                                                       ------------
ARGENTINA -- (10.7%)
COMMON STOCKS -- (10.7%)
 *Acindar Industria Argentina de Aceros SA Series A....       161,067       381,114
 *Alpargatas SA Industrial y Comercial.................       275,000       250,100
 *Astra Cia Argentina de Petroleos SA..................       481,800       954,441
 Bagley y Cia, Ltd. SA Series B........................       121,090       242,301
 Banco de Galicia y Buenos Aires SA Series A...........       226,116     1,493,112
                                                            SHARES           VALUE+
                                                         ------------  ------------

 Banco Frances del Rio de la Plata SA..................       136,130  $  1,477,749
 *Buenos Aires Embotelladora SA Series B...............           250        19,009
 CIADEA SA.............................................       112,431       449,950
 *Celulosa Argentina SA Series B.......................        43,375        17,576
 *Corcemar SA Series B.................................        34,805       196,747
 Garovaglio y Zorraquin SA.............................        25,800        83,376
 *Indupa SA Industrial y Comercial.....................       204,322       243,265
 Irsa Inversiones y Representaciones SA................        88,477       348,774
 Juan Minetti SA.......................................        32,520       144,786
 Ledesma SA............................................       192,459       221,439
 Molinos Rio de la Plata SA Series B...................       178,214       695,382
 Naviera Perez Companc SA Series B.....................       488,024     4,165,702
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        44,200       235,704
 *Sevel Argentina SA Series C..........................        92,476       185,044
 Siderar SAIC Series A.................................        31,416       137,891
 Siderca SA Series A...................................       785,410     1,885,927
 *Sociedad Comercial del Plata.........................       145,060       505,061
 Telecom Argentina Stet-France SA Series B.............       718,800     3,833,121
 Telefonica de Argentina SA Series B...................     1,183,000     4,260,930
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,199,559)...................................                  22,428,501
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Corcemar SA Rights 06/04/97..........................        34,805             0
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $13,199,559)...................................                  22,428,501
                                                                       ------------
PORTUGAL -- (9.9%)
COMMON STOCKS -- (9.9%)
 BCP (Banco Comercial Portugues SA)....................       275,395     4,815,032
 Banco Espirito Santo e Commercial de Lisboa...........        20,000       414,112
 Banco Pinto & Sotto Mayor SA..........................        16,000       107,345
 Banco Totta & Acores SA...............................        59,070       842,149
 Cel-Cat Fabrica Nacional de Condutores Electricos
   SA..................................................         3,300        50,101
 *Companhia de Seguros Mundial Confianca SA............        12,000       158,797
 Companhia de Seguros Tranquilidade SA.................         3,000        63,835
 Companhia Geral de Credito Predial Portugues SA.......         6,720        60,593
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        37,100       345,037
 EFACEC (Empresa Fabril de Maquinas Electricas)........        18,133       156,160
 Engil Sociedade Gestora de Participacoes Sociais SA...         6,000        71,139
 Filmes Lusomundo SA...................................         7,612        71,277
 *Inparsa Industrias e Participacoes S.G.P.S. SA.......        40,900       347,496
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        68,599     4,657,908

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Lusotur Sociedad Financeira de Turismo SA............        13,266  $    222,430
 *Mague-Gestao e Participacoes SA......................        11,800       340,897
 Modelo Continente SGPS SA.............................        28,100     1,007,635
 Portugal Telecom SA...................................        65,232     2,501,755
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................        15,868       394,635
 *Sociedad Construcoes Soares da Costa SA..............        23,710       194,726
 Sociedade de Investimento e Gestao SGPS SA............         4,000        93,279
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        81,800     3,067,618
 Uniceruniao Cervejeira SA.............................        50,600       904,010
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,714,206)...................................                  20,887,966
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Portuguese Escudos
   (Cost $10,736)......................................                       9,730
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Companhia Geral de Credito Predial Portugues SA
   Rights 06/25/97
   (Cost $0)...........................................         6,720         4,121
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $12,724,942)...................................                  20,901,817
                                                                       ------------
ISRAEL -- (9.5%)
COMMON STOCKS -- (9.5%)
 *Africa-Israel Investments, Ltd.......................         3,000       218,357
 *Africa-Israel Investments, Ltd.......................           150        89,814
 *Agis Industries (1983), Ltd..........................        17,600       184,248
 American Israeli Paper Mills, Ltd.....................         3,000       128,673
 *Bank Hapoalim B.M....................................     1,029,800     2,329,631
 *Bank Leumi Le-Israel.................................       947,250     1,467,653
 Bezek, Ltd............................................       601,800     1,614,892
 *Blue Square Chain Stores Properties Investment.......        24,000       245,733
 CLAL Electronics Industries, Ltd......................         3,460       415,457
 CLAL Industries, Ltd..................................       122,600       634,144
 CLAL Insurance, Ltd...................................        35,800       408,417
 CLAL Israel, Ltd......................................     2,515,000       788,970
 Delek Israel Fuel Corp., Ltd. Series C................         7,000       226,337
 Discount Investment Corp..............................         6,570       563,740
 Elbit Medical Imaging.................................        16,533        98,667
 Elbit Systems, Ltd....................................        16,533       166,212
 Elbit, Ltd............................................        16,533        46,752
 Elite Industries, Ltd.................................        10,080       239,136
 Elron Electronic Industries, Ltd......................        20,067       263,268
 First International Bank of Israel....................           780       633,041
 IDB Bankholding Corp., Ltd............................        33,600       767,033
 IDB Development Corp., Ltd. Series A..................        36,450       903,385
 *Israel Chemicals, Ltd................................       917,000     1,126,363
 *Israel Corp. Series B................................           800       222,166
 Koor Industries, Ltd..................................        12,205     1,082,628
 *Leumi Holdings Insurance.............................       286,100       202,256
 *Makhteshim Chemical Works, Ltd.......................        78,320       505,460
 *Matav Cable Israel...................................        16,000       140,870
 Osem Investment, Ltd..................................        61,856       360,579
                                                            SHARES           VALUE+
                                                         ------------  ------------

 Property and Building Corp., Ltd......................         3,461  $    282,648
 Super-Sol, Ltd. Series B..............................       139,600       471,241
 Tadiran, Ltd..........................................        15,653       426,034
 Tambour...............................................        40,000        78,353
 Teva Pharmaceutical Industries, Ltd...................        46,050     2,707,060
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $16,680,649)...................................                  20,039,218
                                                                       ------------
MEXICO -- (9.3%)
COMMON STOCKS -- (9.3%)
 Apasco S.A. de C.V....................................        48,000       313,360
 *Carso Global Telecom S.A. de C.V. Telecom Series
   A1..................................................       271,000       963,449
 Cementos de Mexico S.A. de C.V. Series B..............       358,000     1,467,510
 Cementos de Mexico SA de C.V. Series A................        13,500        50,130
 Cifra S.A. de C.V. Series A...........................       132,459       226,575
 Cifra S.A. de C.V. Series C...........................     1,083,000     1,715,481
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................       279,000       220,969
 El Puerto de Liverpool S.A. Series 1..................        20,000        27,277
 El Puerto de Liverpool S.A. Series C1.................       328,600       374,165
 Empresas ICA Sociedad Controladora S.A. de C.V........        56,000       808,401
 *Empresas la Moderna S.A. de C.V. Series A............       184,885       909,922
 Fomento Economico Mexicano S.A. de C.V. Series B......       244,000     1,291,928
 Grupo Carso S.A. de C.V. Series A-1...................       271,000     1,539,461
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   B...................................................       456,000       987,692
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................        42,607        84,524
 *Grupo Financiero Bancomer S.A. de C.V. Series B......       790,000       296,850
 *Grupo Financiero Bancomer S.A. de C.V. Series L......        29,259         8,810
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   B...................................................       149,000       116,878
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................           980           781
 Grupo Financiero Inbursa S.A. de C.V. Series B........         9,455        32,837
 *Grupo Financiero Invermexico S.A. de C.V. Series B...       454,792        25,317
 *Grupo Financiero Invermexico S.A. de C.V. Series L...        12,600           733
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Series B............................................        20,821        12,129
 *Grupo Financiero Serfin S.A. de C.V. Series B........       290,383        91,847
 *Grupo Gigante S.A. Series B..........................       423,360       128,551
 Grupo Industrial Alfa S.A. Series A...................       221,264     1,305,917
 Grupo Industrial Bimbo S.A. de C.V. Series A..........       132,337       887,381
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D, + Series L)............................        62,000       887,955
 Kimberly Clark de Mexico S.A. de C.V. Series A........       360,000     1,243,421

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Telefonos de Mexico S.A. Series L.....................     1,280,000  $  2,846,964
 *Tolmex S.A. de C.V. Series B-2.......................        40,000       187,247
 *Vitro S.A............................................       176,400       511,078
                                                                       ------------
TOTAL -- MEXICO
  (Cost $18,367,775)...................................                  19,565,540
                                                                       ------------
INDONESIA -- (9.1%)
COMMON STOCKS -- (9.1%)
 PT Argo Pantes (Foreign)..............................       135,625       159,001
 PT Astra International (Foreign)......................     1,094,400     4,186,721
 PT Berlian Laju Tanker (Foreign)......................       431,600       452,727
 PT Branta Mulia (Foreign).............................        63,000        75,154
 *PT Charoen Pokphand Indonesia........................       168,000        84,657
 PT Dankos Laboratories (Foreign)......................        94,500        79,689
 PT Gadjah Tunggal (Foreign)...........................       744,000       359,605
 PT Hanjaya Mandala Sampoerna (Foreign)................       910,000     3,677,808
 *PT Hero Supermarket (Foreign)........................       220,000       221,719
 PT Indah Kiat Pulp & Paper Corp. (Foreign)............     2,534,326     1,876,506
 PT Indocement Tunggal Prakarsa (Foreign)..............       166,000       204,854
 PT Indorama Synthetics (Foreign)......................       535,320       451,422
 *PT Inti Indorayon Utama (Foreign)....................       411,500       283,530
 *PT Jakarta International Hotel and Development
   (Foreign)...........................................     1,590,000     1,569,724
 PT Japfa Comfeed Indonesia (Foreign)..................       124,000        79,062
 PT Kabelmetal Indonesia (Foreign).....................       180,000        75,895
 PT Kalbe Farma (Foreign)..............................       409,600       471,773
 PT Lippo Land Development (Foreign)...................       386,400       460,946
 PT Mayora Indah (Foreign).............................       577,572       267,284
 PT Modern Photo Film Co. (Foreign)....................       125,000       455,060
 PT Pakuwon Jati (Foreign).............................       396,000       158,824
 PT Panasia Indosyntec (Foreign).......................       403,200       103,661
 PT Polysindo Eka Perkasa (Foreign)....................     2,064,000     1,082,517
 PT Semen Cibinong (Foreign)...........................       106,200       265,391
 PT Semen Gresik (Foreign).............................       600,000     1,431,510
 PT Summarecon Agung (Foreign).........................       251,056       144,582
 PT Surya Toto Indonesia (Foreign).....................        46,400        90,185
 PT Tigaraksa Satria (Foreign).........................        68,400        92,851
 *PT Unggul Indah Corp. (Foreign)......................       146,298       198,595
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $12,441,549)...................................                  19,061,253
                                                                       ------------
MALAYSIA -- (8.2%)
COMMON STOCKS -- (8.2%)
 AMMB Holdings Berhad..................................        62,000       392,749
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...        31,000        18,279
 Amsteel Corp. Berhad..................................       198,000       145,936
 *Aokam Perdana Berhad.................................        32,000        40,287
 Asiatic Development Berhad............................       117,000       104,880
 Berjaya Leisure Berhad................................        74,000       199,004
 Berjaya Singer Berhad.................................        32,400        67,769
 Commerce Asset Holding Berhad.........................        76,000       221,036
 DCB Holdings Berhad...................................       123,000       396,932
 Edaran Otomobil Nasional Berhad.......................        35,000       305,378
 Ekran Berhad..........................................        42,000        92,869
 Genting Berhad........................................       112,500       587,151
 Golden Hope Plantations Berhad........................       159,000       271,123
                                                            SHARES           VALUE+
                                                         ------------  ------------

 Guiness Anchor Berhad.................................        35,000  $     76,693
 Highlands and Lowlands Berhad.........................        99,000       156,191
 Hong Leong Credit Berhad..............................        56,499       272,366
 Hong Leong Industries Berhad..........................        36,800       111,426
 Hume Industries (Malaysia) Berhad.....................        57,000       304,303
 Kamunting Corp. Berhad................................       127,000        91,076
 Kedah Cement Holdings Berhad..........................        41,000        60,438
 Kuala Lumpur Kepong Berhad............................       117,000       302,988
 Leader Universal Holdings Berhad......................        68,333       148,372
 Lion Land Berhad......................................        12,375        11,981
 Magnum Corp. Berhad...................................       240,000       399,681
 Malayan Banking Berhad................................       187,000     1,974,303
 Malayan Cement Berhad.................................        67,500       112,948
 Malayan United Industries Berhad......................       208,000       152,478
 Malaysia Mining Corp. Berhad..........................       106,000       118,247
 Malaysian Airlines System.............................       114,000       263,426
 Malaysian Oxygen Berhad...............................        23,000       120,040
 Nestle (Malaysia) Berhad..............................        38,000       283,108
 New Straits Times Press (Malaysia) Berhad.............        32,000       188,685
 Nylex (Malaysia) Berhad...............................        25,500        45,311
 Oriental Holdings Berhad..............................        33,600       255,681
 Perusahaan Otomobil Nasional Berhad...................        81,000       422,749
 RJ Reynolds Berhad....................................        43,000       113,068
 Resorts World Berhad..................................       174,000       582,311
 Rothmans of Pall Mall Malaysia Berhad.................        46,000       485,657
 Shell Refining Co. Federation of Malaysia Berhad......        48,000       141,514
 Sime Darby Berhad (Malaysia)..........................       355,980     1,162,963
 Sime UEP Properties Berhad............................        66,000       139,363
 Tan Chong Motor Holdings Berhad.......................       110,000       205,100
 Telekom Malaysia Berhad...............................       325,000     2,408,367
 Tenaga Nasional Berhad................................       502,000     2,300,000
 UMW Holdings Berhad...................................        39,666       203,861
 United Engineering (Malaysia) Berhad..................        87,000       703,625
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,741,378)...................................                  17,161,713
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Commerce Asset Holding Berhad Rights 06/04/97........        15,200         4,845
 *Commerce Asset Holding Berhad Rights for Warrants
   06/04/97............................................         9,500             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       4,845
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Malaysian Ringetts (Cost $2,993).....................                       3,010
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $10,744,371)...................................                  17,169,568
                                                                       ------------
THAILAND -- (2.6%)
COMMON STOCKS -- (2.6%)
 Advanced Info Service Public Co., Ltd. (Foreign)......       124,500       876,761
 American Standard Sanitaryware (Thailand) Public Co.
   Ltd. (Foreign)......................................         4,150        20,708
 Asia Securities Trading Public Co., Ltd. (Foreign)....        69,000        93,018

DIMENSIONAL EMERGING MARKETS FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........        13,000  $    102,012
 Bangkok Land Public Co., Ltd. (Foreign)...............       256,400       105,758
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        40,000         6,600
 *Bangkok Steel Industry Public Co., Ltd. (Foreign)....        84,000        32,113
 Bank of Asia Public Co., Ltd. (Foreign)...............       188,100       158,958
 Bank of Ayudhya Public Co., Ltd. (Foreign)............        77,000       161,127
 Banpu Public Co., Ltd. (Foreign)......................        25,000       346,076
 Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................         8,100        20,861
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign)...........................................        56,779         9,825
 First Bangkok City Bank Public Co., Ltd. (Foreign)....       460,200       425,940
 Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        36,000        17,746
 Krung Thai Bank Public Co., Ltd. (Foreign)............       616,000       737,465
 Land and House Public Co., Ltd. (Foreign).............        71,100        90,127
 MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................        23,625        17,588
 Modernform Group Public Co., Ltd. (Foreign)...........        46,000        18,511
 Nawarat Patanakarn Public Co., Ltd. (Foreign).........         6,400         2,395
 *New Imperial Hotel Public Co., Ltd. (Foreign)........        32,000        28,974
 *Padaeng Industry Public Co., Ltd (Foreign)...........        82,500        31,207
 Post Publishing Public Co., Ltd. (Foreign)............        23,000        37,485
 Premier Enterprises Public Co., Ltd. (Foreign)........        32,000        24,788
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        25,400        51,106
 Securities One Public Co., Ltd. (Foreign).............        69,000        53,451
 Shangri-la Hotel Public Co., Ltd. (Foreign)...........        54,000        34,768
 Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       102,800       492,282
 Siam City Bank Public Co., Ltd. (Foreign).............       319,100       215,087
 Siam City Cement Public Co., Ltd. (Foreign)...........        90,600       331,775
                                                            SHARES           VALUE+
                                                         ------------  ------------

 Siam Commercial Bank Public Co., Ltd. (Foreign).......         1,000  $      5,312
 Siam Pulp & Paper Co., Ltd. (Foreign).................        48,000        88,853
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................        21,200        31,992
 Srithai Superware Public Co., Ltd. (Foreign)..........        21,000        70,141
 TPI Polene Public Co., Ltd. (Foreign).................       135,581       200,507
 Tanayong Public Co., Ltd. (Foreign)...................       163,800        59,983
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        58,000        33,259
 Thai Glass Industries Public Co., Ltd. (Foreign)......        60,000       159,356
 Thai Military Bank Public Co., Ltd. (Foreign).........       204,000       248,330
 *Thai Packaging and Printing Public Co., Ltd.
   (Foreign)...........................................        29,500         2,374
 Thai Wah Public Co., Ltd. (Foreign)...................        21,000        11,620
 *Unicord Public Co., Ltd. (Foreign)...................        85,000         1,368
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,732,143)...................................                   5,457,607
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Thailand Baht (Cost $0)..............................                           1
                                                                       ------------
TOTAL -- THAILAND
  (Cost $10,732,143)...................................                   5,457,608
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
USA -- (1.4%)
TEMPORARY CASH INVESTMENTS -- (1.4%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 5.30%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.25%, 07/31/98)
   (Cost $3,014,000)...................................  $      3,014     3,014,000
                                                                       ------------
                                                            SHARES
                                                         ------------
COMMON STOCKS -- (0.0%)
 Turkiye Garanti Bankasi A.S. ADR (Representing 200
   Shares)
   (Cost $81,114)......................................         9,000        36,000
                                                                       ------------
TOTAL -- USA
  (Cost $3,095,114)....................................                   3,050,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $139,232,399)..................................                $210,242,810
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities

                See accompanying Notes to Financial Statements.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1997
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investments at Value (Cost of $139,233)..............................................  $ 210,243
  Cash.................................................................................         41
  Receivable for Dividends and Interest................................................        477
  Other Assets.........................................................................         35
                                                                                         ---------
        Total Assets...................................................................    210,796
                                                                                         ---------
LIABILITIES:
  Deferred Chilean Repatriation Tax....................................................      2,500
  Accrued Expenses.....................................................................        145
                                                                                         ---------
        Total Liabilities..............................................................      2,645
                                                                                         ---------
NET ASSETS applicable to 11,047,491 shares outstanding $.01 par value shares
  (authorized 200,000,000 shares)......................................................  $ 208,151
                                                                                         ---------
                                                                                         ---------
NET ASSET VALUE........................................................................  $   18.84
                                                                                         ---------
                                                                                         ---------
PUBLIC OFFERING PRICE PER SHARE........................................................  $   18.93
                                                                                         ---------
                                                                                         ---------
NET ASSETS CONSIST OF:
    Paid-In Capital....................................................................  $ 136,991
    Undistributed Net Investment Income................................................      2,026
    Undistributed Net Realized Gain....................................................         31
    Accumulated Net Realized Foreign Exchange Loss.....................................        (22)
    Unrealized Net Foreign Exchange Gain...............................................          1
    Deferred Chilean Repatriation Tax..................................................     (1,886)
    Unrealized Appreciation of Investment Securities and Foreign Currency..............     71,010
                                                                                         ---------
        Total Net Assets...............................................................  $ 208,151
                                                                                         ---------
                                                                                         ---------

                 See accompanying Notes to Financial Statements

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld and Repatriation of $275)..................  $   3,167
    Interest............................................................................        103
                                                                                          ---------
        Total Investment Income.........................................................      3,270
                                                                                          ---------

EXPENSES
    Investment Advisory Services........................................................        477
    Accounting & Transfer Agent Fees....................................................         95
    Custodian's Fees....................................................................        263
    Legal Fees..........................................................................         27
    Audit Fees..........................................................................          7
    Directors' Fees and Expenses........................................................         19
    Organization Costs..................................................................         25
    Other...............................................................................         23
                                                                                          ---------
        Total Expenses..................................................................        936

    Less: Expenses Waived...............................................................       (382)
                                                                                          ---------

    Net Expenses........................................................................        554
                                                                                          ---------

    NET INVESTMENT INCOME...............................................................      2,716
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

Net Realized Gain on Investment Securities..............................................         37

Net Realized Loss on Foreign Currency Transactions......................................        (22)

Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................................     31,067
    Deferred Chilean Repatriation Tax...................................................       (113)
    Translation of Foreign Currency Denominated Amounts.................................         (3)
                                                                                          ---------
        NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY..........................     30,966
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  33,682
                                                                                          ---------
                                                                                          ---------

                 See accompanying Notes to Financial Statements

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                             YEAR
                                                                              SIX MONTHS     ENDED
                                                                               ENDED MAY   NOV. 30,
                                                                               31, 1997      1996
                                                                              -----------  ---------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................   $   2,716   $   2,844
    Net Realized Gain on Investment Securities..............................          37         215
    Net Realized Loss on Foreign Currency Transactions......................         (22)        (54)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............................      31,067      16,151
      Deferred Chilean Repatriation Tax.....................................        (113)     (1,773)
      Translation of Foreign Currency Denominated Amounts...................          (3)         32
                                                                              -----------  ---------
        Net Increase in Net Assets Resulting from Operations................      33,682      17,415
                                                                              -----------  ---------

Distributions From:
    Net Investment Income...................................................        (506)     (3,037)
    Net Realized Gain.......................................................        (209)     (2,627)
                                                                              -----------  ---------
        Total Distributions.................................................        (715)     (5,664)
                                                                              -----------  ---------
Capital Share Transactions (1):
    Shares Issued in Lieu of Cash Distributions.............................         715       5,664
                                                                              -----------  ---------
        Total Increase......................................................      33,682      17,415
                                                                              -----------  ---------
NET ASSETS
    Beginning of Period.....................................................     174,469     157,054
                                                                              -----------  ---------
    End of Period...........................................................   $ 208,151   $ 174,469
                                                                              -----------  ---------
                                                                              -----------  ---------

(1) SHARE AMOUNTS:
    Shares Issued in Lieu of Cash Distributions.............................          47         366
                                                                              -----------  ---------
                                                                              -----------  ---------

                 See accompanying Notes to Financial Statements

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR          YEAR          YEAR         FEB. 2
                                     SIX MONTHS         ENDED         ENDED         ENDED           TO
                                      ENDED MAY        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                      31, 1997           1996          1995          1994          1993
                                     -----------       --------      --------      --------      --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................    $  15.86        $  14.77      $  17.10      $  15.18      $  10.00
                                     -----------       --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.26            0.26          0.28          0.19          0.16
  Net Gains on Securities (Realized
    and Unrealized)................        2.79            1.36         (2.29)         1.94          5.53
                                     -----------       --------      --------      --------      --------
  Total from Investment
    Operations.....................        3.05            1.62         (2.01)         2.13          5.69
                                     -----------       --------      --------      --------      --------
EFFECT OF CAPITAL CHANGES..........          --              --            --            --         (0.46)
                                     -----------       --------      --------      --------      --------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.05)          (0.28)        (0.29)        (0.20)        (0.05)
  Net Realized Gain................       (0.02)          (0.25)        (0.03)        (0.01)           --
                                     -----------       --------      --------      --------      --------
  Total Distributions..............       (0.07)          (0.53)        (0.32)        (0.21)        (0.05)
                                     -----------       --------      --------      --------      --------
Net Asset Value, End of Period.....    $  18.84        $  15.86      $  14.77      $  17.10      $  15.18
                                     -----------       --------      --------      --------      --------
                                     -----------       --------      --------      --------      --------
Total Investment Return (a)........       17.86%#         12.41%       (11.73)%       14.02%        52.32%#
Net Assets, End of Period
  (thousands)......................    $208,151        $174,469      $157,054      $153,095      $134,232
Ratio of Expenses to Average Net
  Assets...........................        0.57%*(b)       0.59%(b)      0.58%(b)      0.80%(b)      0.73%*
Ratio of Net Investment Income to
  Average Net Assets...............        2.81%*(b)       1.64%(b)      2.10%(b)      1.18%(b)      1.59%*
Portfolio Turnover Rate............        0.23%*          0.29%         5.73%         0.26%         0.28%*
Average Commission Rate (c)........    $ 0.0000        $ 0.0016           N/A           N/A           N/A

--------------

  *Annualized

  #Non-annualized

(a) Based on per share net asset value. Per share market price is not readily determinable since fund shares are currently only sold at a public offering price.

(b) Had certain waivers not been in effect, the ratios of expenses to average net assets for the periods ended May 31, 1997 and November 30, 1996, 1995 and 1994 would have been 0.97%, 0.99%, 0.98% and 0.88%, respectively, and the ratios of net investment income to average net assets for the periods ended May 31, 1997 and November 30, 1996, 1995 and 1994 would have been 2.41%, 1.24%, 1.70% and 1.10%, respectively.

(c) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                     DIMENSIONAL EMERGING MARKETS FUND INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Emerging Markets Fund Inc. (the "Fund") is a closed-end management investment company registered under the Investment Company Act of 1940, as amended.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Fund which are traded on a stock exchange are valued at the closing price of the exchange on which such securities are primarily traded, as of the close of business on the last business day of the month on which the New York Stock Exchange is open for regular trading, or in the absence of any volume, at the current bid price. Securities that are traded in the OTC market, are valued at the current bid price in the OTC market at the time of valuation. Securities for which quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 1997.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Costs incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of the Fund.

    Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Amounts repatriated prior to the end of specified periods may be subject to taxes as specified in the Fund's prospectus. The fund has recorded deferred repatriation taxes relating to net unrealized appreciation on its investment in Chile.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 1997, the fund paid the Advisor a fee based on an annual effective rate of 0.50% of average net assets. The Advisor has agreed to waive 80% of its advisory fee to keep it at an annual rate of 0.10% of average net assets.

    An investment committee of the Advisor approves all investment decisions made by the Fund.

    Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1997, the Fund made the following purchases and sales of investment securities other than U.S. Government securities and temporary cash investments (amounts in thousands):

Purchases....................................................  $   2,332
Sales........................................................        223

E. INVESTMENT TRANSACTIONS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and Federal income tax purposes of investment securities and foreign currencies were as follows (amounts in thousands):

Gross Unrealized Appreciation..............................  $  85,413
Gross Unrealized Depreciation..............................    (14,403)
                                                             ---------
Net........................................................  $  71,010
                                                             ---------
                                                             ---------

F. LINE OF CREDIT

    In July, 1996, the Fund together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. The portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1997.

G. REIMBURSEMENT FEES:

    Shares of the Fund are sold at a public offering price which is equal to the current net asset value plus a reimbursement fee of 0.5% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital.

              DESCRIPTION OF THE FUND'S DIVIDEND REINVESTMENT PLAN
                                  (UNAUDITED)

    The Fund will, from time to time, distribute dividends and realized net capital gains to shareholders. The Fund intends to distribute to shareholders annually substantially all of its investment company taxable income. Investment company taxable income includes all of the Fund's taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other required adjustments. The Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers), although it currently expects to do so. Shareholders will receive all distributions in additional Shares issued by the Fund for this purpose priced at net asset value, unless a shareholder elects to receive dividends and/or distributions by wire transfer when requested or in cash paid by check in U.S. Dollars mailed directly to the shareholder by PFPC Inc., the paying agent. Shareholders must make such election in writing sent to the Fund's dividend paying agent, c/o PFPC Inc., P.O. Box 8950, Wilmington, DE 19809. Cash dividends and distributions paid to these shareholders will be reduced by the amount of any foreign taxes incurred with respect to remittances to pay such cash dividends or distributions.

    The receipt of dividends and distributions in Shares will not relieve participants of any income tax or withholding tax that may be payable on such dividends or distributions.